Restructuring plan	12 Months Ended
Dec. 31, 2014
Restructuring And Related Activities [Abstract]
Restructuring And Related Activities Disclosure Text Block

Note 5 – Restructuring plan

As discussed in Note 4, in connection with the sale of the operations of the California, Illinois and Central Florida regions, the Corporation is relocating certain back office operations, previously conducted in these regions, to Puerto Rico and New York. The Corporation has undertaken a restructuring plan (the “PCB Restructuring Plan”) to eliminate and re-locate employment positions, terminate contracts and incur other costs associated with moving the operations to Puerto Rico and New York. The Corporation estimates that it will incur restructuring charges of approximately $49 million, of which approximately $27 million were incurred during 2014 and $22 million are expected to be incurred in 2015, comprised of $13.0 million in personnel related costs and $9.0 million in lease cancellations and other restructuring costs.

Full-time equivalent employees at the California, Illinois and Central Florida regions were 37 as of December 31, 2014, compared with 365 as of December 31, 2013. Some of the employees at these regions were transferred to the acquiring entities. The remaining employees at these regions are expected to be transferred to other areas of the Corporation's U.S. mainland or Puerto Rico operations or depart by mid-2015.

The following table details the expenses recorded by the Corporation that were associated with the PCB Restructuring Plan:

Year ended
(In thousands)	December 31, 2014
Personnel costs	$17,516
Net occupancy expenses	3,905
Equipment expenses	457
Professional fees	3,133
Other operating expenses	1,714
Total restructuring costs	$26,725

The following table presents the activity in the reserve for the restructuring costs associated with the PCB Restructuring Plan:

(In thousands)
Balance at January 1, 2014	$-
Charges expensed during the period	14,785
Payments made during the period	(1,249)
Balance as of December 31, 2014	$13,536